Loan Portfolio and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2025
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loan Portfolio and Allowance for Credit Losses
(4) Loan Portfolio and Allowance for Credit Losses

The following table presents loans by portfolio segment:

	December 31, 2025
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$245,799	$49,308	$295,107
Other	17,841	495	18,336
Real estate mortgage - 1 to 4 family:
First mortgages	2,794,515	1,604,709	4,399,224
Home equity loans	46,421	17,615	64,036
Home equity lines of credit	265,060	199,141	464,201
Installment	8,497	3,059	11,556
Total loans, net	$3,378,133	$1,874,327	5,252,460
Less: Allowance for credit losses on loans			52,205
Net loans			$5,200,255

*Includes New York, New Jersey, Vermont and Massachussetts.

	December 31, 2024
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$227,771	$39,529	$267,300
Other	19,144	413	19,557
Real estate mortgage - 1 to 4 family:
First mortgages	2,741,334	1,590,229	4,331,563
Home equity loans	43,096	13,643	56,739
Home equity lines of credit	235,939	173,322	409,261
Installment	9,885	3,753	13,638
Total loans, net	$3,277,169	$1,820,889	5,098,058
Less: Allowance for credit losses on loans			50,248
Net loans			$5,047,810

*Includes New York, New Jersey, Vermont and Massachussetts.

At December 31, 2025 and 2024, the Company had approximately $41.9 million and $29.7 million, respectively, of real estate construction loans. Of the $41.9 million in real estate construction loans at December 31, 2025, approximately $11.9 million are secured by first mortgages to residential borrowers while approximately $30.0 million were to commercial borrowers for residential construction projects. Of the $29.7 million in real estate construction loans at December 31, 2024, approximately $10.7 million are secured by first mortgages to residential borrowers while approximately $19.0 million were to commercial borrowers for residential construction projects.
At December 31, 2025 and 2024, loans to executive officers, directors, and to associates of such persons aggregated $28.0 million and $27.6 million, respectively. During 2025, approximately $1.7 million of new loans were made, and repayments of loans totaled approximately $1.3 million. During 2024, approximately $6.4 million of new loans were made, repayments of loans totaled approximately $3.6 million, and the composition of the related parties’ loan balances were reduced by $4.5 million as a result of a director resignation. All loans are current according to their term.

TrustCo lends in the geographic territory of its branch locations in New York, Florida, Massachusetts, New Jersey and Vermont. Although the loan portfolio is diversified, a portion of its debtors’ ability to repay depends significantly on the economic conditions prevailing in the respective geographic territory.

Allowance for credit losses on loans

The level of the ACLL is based on factors that influence management’s current estimate of expected credit losses, including past events and current conditions. There were no changes in the Company’s methodology for the allowance for credit losses on loans for the period ended December 31, 2025. The Company selected the baseline economic forecast for the allowance for credit losses based on current market conditions and portfolio trends. In addition, the Company’s four quarter forecast period and four quarter straight line reversion has not changed for the period ended December 31, 2025.

The Company recorded a provision for credit losses of $1.6 million for the year ended December 31, 2025, which consists of a provision for credit losses on loans of $1.5 million, and a provision for credit losses on unfunded commitments of $100 thousand.

The Company recorded a provision for credit losses of $2.0 million for the year ended December 31, 2024, which consists of a provision for credit losses on loans of $1.9 million, and a provision for credit losses on unfunded commitments of $100 thousand.

Activity in the allowance for credit losses on loans by portfolio segment for the years ended December 31, 2025, and 2024 are summarized as follows:

	For the year ended December 31, 2025
(dollars in thousands)		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$3,420	$46,636	$192	$50,248
Loans charged off:
New York and other states*	4	99	56	159
Florida	-	-	161	161
Total loan chargeoffs	4	99	217	320

Recoveries of loans previously charged off:
New York and other states*	7	389	49	445
Florida	315	17	-	332
Total recoveries	322	406	49	777
Net loan (recoveries) charged off	(318)	(307)	168	(457)
Provision for credit losses	(657)	1,952	205	1,500
Balance at end of period	$3,081	$48,895	$229	$52,205

* Includes New York, New Jersey, Vermont and Massachusetts.
	For the year ended December 31, 2024
(dollars in thousands)		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$2,735	$45,625	$218	$48,578
Loans charged off:
New York and other states*	127	311	120	558
Florida	314	17	50	381
Total loan chargeoffs	441	328	170	939

Recoveries of loans previously charged off:
New York and other states*	-	675	34	709
Florida	-	-	-	-
Total recoveries	-	675	34	709
Net loan (recoveries) charged off	441	(347)	136	230
Provision for loan losses	1,126	664	110	1,900
Balance at end of period	$3,420	$46,636	$192	$50,248

* Includes New York, New Jersey, Vermont and Massachusetts.

	For the year ended December 31, 2023
(dollars in thousands)		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$2,596	$43,271	$165	$46,032
Loans charged off:
New York and other states*	-	371	97	468
Florida	-	-	79	79
Total loan chargeoffs	-	371	176	547

Recoveries of loans previously charged off:
New York and other states*	129	392	45	566
Florida	-	25	2	27
Total recoveries	129	417	47	593
Net loan (recoveries) charged off	(129)	(46)	129	(46)
Provision for loan losses	10	2,308	182	2,500
Balance at end of period	$2,735	$45,625	$218	$48,578

* Includes New York, New Jersey, Vermont and Massachusetts.
The following tables present the balance in the allowance for credit losses on loans by portfolio segment and based on impairment evaluation as of December 31, 2025 and 2024:

	As of December 31, 2025
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total
Allowance for credit losses on loans:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$-
Collectively evaluated for impairment	3,081	48,895	229	52,205

Total ending allowance balance	$3,081	$48,895	$229	$52,205

Loans:
Individually evaluated for impairment	$2,083	$23,663	$22	$25,768
Collectively evaluated for impairment	311,360	4,903,798	11,534	5,226,692

Total ending loans balance	$313,443	$4,927,461	$11,556	$5,252,460

	As of December 31, 2024
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total
Allowance for credit losses on loans:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$-
Collectively evaluated for impairment	3,420	46,636	192	50,248

Total ending allowance balance	$3,420	$46,636	$192	$50,248

Loans:
Individually evaluated for impairment	$443	$23,833	$112	$24,388
Collectively evaluated for impairment	286,414	4,773,730	13,526	5,073,670

Total ending loans balance	$286,857	$4,797,563	$13,638	$5,098,058

The Company’s allowance for credit losses on unfunded commitments is recognized as a liability (accrued expenses and other liabilities) with adjustments to the reserve recognized in (credit) provision for credit losses in the consolidated statements of income.
The Company’s activity in the allowance for credit losses on unfunded commitments were as follows:

(In thousands)	For the year ended December 31, 2025
Balance at January 1, 2025	$1,762
Provision for credit losses	100
Balance at December 31, 2025	$1,862

(In thousands)	For the year ended December 31, 2024

Balance at January 1, 2024	$1,662
Provision for credit losses	100
Balance at December 31, 2024	$1,762

(In thousands)	For the year ended December 31, 2023

Balance at January 1, 2023	$2,912
(Credit) provision for credit losses	(1,250)
Balance at December 31, 2023	$1,662

Loan Credit Quality

The Company categorizes commercial loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. On at least an annual basis, the Company’s loan grading process analyzes non-homogeneous loans, such as commercial loans and commercial real estate loans, individually by grading the loans based on credit risk.  The Company’s internal loan review department in accordance with the Company’s internal loan review policy reviews the loan grades assigned to all loan types.

The Company uses the following definitions for classified loans:

Special Mention: Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as such have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those loans classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be “pass” rated loans.

For homogeneous loan pools, such as residential mortgages, home equity lines of credit, and installment loans, the Company uses payment status to identify the credit risk in these loan portfolios. Payment status is reviewed on a daily basis by the Bank’s collection area and on a monthly basis with respect to determining the adequacy of the allowance for credit losses on loans. The payment status of these homogeneous pools as of December 31, 2025 and December 31, 2024 is also included in the aging of the past due loans table. Nonperforming loans shown in the table below were loans on non-accrual status and loans over 90 days past due and accruing.
As of December 31, 2025 and 2024, and based on the most recent analysis performed, the risk category of loans by class of loans, and gross charge-offs year to date for each loan type by origination year was as follows:

Loan Credit Quality
(in thousands)	As of December 31, 2025
	Term Loans Amortized Cost Basis by Origination Year
Commercial :	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Revolving Loan Converted to Term	Total
Risk rating
Pass	$47,620	$47,818	$49,673	$65,902	$21,050	$55,543	$4,694	$-	$292,300
Special Mention	-	-	-	237	-	-	-	-	237
Substandard	-	890	-	990	-	690	-	-	2,570
Doubtful	-	-	-	-	-	-	-	-	-
Total Commercial Loans	$47,620	$48,708	$49,673	$67,129	$21,050	$56,233	$4,694	$-	$295,107

Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$4	$-	$-	$-	$4
	$-	$-	$-	$-	$4	$-	$-	$-	$4

Commercial Other:
Risk rating
Pass	$4,453	$1,322	$6,346	$1,228	$136	$1,218	$3,538	$-	$18,241
Special mention	-	-	-	-	-	-	45	-	45
Substandard	-	10	-	-	1	-	39	-	50
Total Commercial Real Estate Loans	$4,453	$1,332	$6,346	$1,228	$137	$1,218	$3,622	$-	$18,336

Other Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Residential First Mortgage:
Risk rating
Performing	$382,926	$307,952	$366,470	$499,812	$757,834	$2,066,631	$1,653	$-	$4,383,278
Nonperforming	-	171	1,213	1,202	1,636	11,724	-	-	15,946
Total First Mortgage:	$382,926	$308,123	$367,683	$501,014	$759,470	$2,078,355	$1,653	$-	$4,399,224

Residential First Mortgage Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$99	$-	$-	$99
	$-	$-	$-	$-	$-	$99	$-	$-	$99

Home Equity Loans:
Risk rating
Performing	$17,600	$5,386	$7,138	$4,384	$5,328	$23,770	$-	$-	$63,606
Nonperforming	-	-	-	66	-	364	-	-	430
Total Home Equity Loans:	$17,600	$5,386	$7,138	$4,450	$5,328	$24,134	$-	$-	$64,036

Home Equity Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity Lines of Credit:
Risk rating
Performing	$1,718	$3,985	$1,471	$1,196	$1,504	$19,145	$432,926	$-	$461,945
Nonperforming	-	-	-	-	-	1,879	377	-	2,256
Total Home Equity Credit Lines:	$1,718	$3,985	$1,471	$1,196	$1,504	$21,024	$433,303	$-	$464,201

Home Equity Lines of Credit:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Installments:
Risk rating
Performing	$3,089	$1,973	$3,191	$1,542	$257	$561	$892	$-	$11,505
Nonperforming	-	-	4	46	-	1	-	-	51
Total Installments	$3,089	$1,973	$3,195	$1,588	$257	$562	$892	$-	$11,556

Installments Loans:
Current-period Gross writeoffs	$9	$102	$17	$20	$27	$42	$-	$-	$217
	$9	$102	$17	$20	$27	$42	$-	$-	$217
Loan Credit Quality
(in thousands)	As of December 31, 2024
	Term Loans Amortized Cost Basis by Origination Year
Commercial :	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Revolving Loan Converted to Term	Total
Risk rating
Pass	$47,687	$54,877	$73,094	$22,215	$15,014	$50,052	$2,169	$-	$265,108
Special Mention	-	-	242	-	-	-	-	-	242
Substandard	-	-	1,003	-	22	887	-	-	1,912
Doubtful	-	-	-	-	-	38	-	-	38
Total Commercial Loans	$47,687	$54,877	$74,339	$22,215	$15,036	$50,977	$2,169	$-	$267,300

Commercial Loans:	$-	$-	$10	$431	$-	$-	$-	$-	$441
Current-period Gross writeoffs	$-	$-	$10	$431	$-	$-	$-	$-	$441

Commercial Other:
Risk rating
Pass	$1,842	$7,417	$1,796	$407	$184	$2,108	$5,634	$-	$19,388
Special mention	-	-	-	-	-	-	-	-	-
Substandard	13	-	-	22	-	134	-	-	169
Total Commercial Real Estate Loans	$1,855	$7,417	$1,796	$429	$184	$2,242	$5,634	$-	$19,557

Other Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Residential First Mortgage:
Risk rating
Performing	$313,944	$398,722	$535,702	$821,804	$681,840	$1,563,659	$938	$-	$4,316,609
Nonperforming	-	987	391	870	243	12,463	-	-	14,954
Total First Mortgage:	$313,944	$399,709	$536,093	$822,674	$682,083	$1,576,122	$938	$-	$4,331,563

Residential First Mortgage Loans:
Current-period Gross writeoffs	$194	$-	$-	$-	$-	$18	$-	$-	$212
	$194	$-	$-	$-	$-	$18	$-	$-	$212

Home Equity Loans:
Risk rating
Performing	$6,621	$8,586	$5,354	$6,490	$5,066	$24,096	$-	$-	$56,213
Nonperforming	-	-	155	-	-	371	-	-	526
Total Home Equity Loans:	$6,621	$8,586	$5,509	$6,490	$5,066	$24,467	$-	$-	$56,739

Home Equity Lines Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity Credit Lines:
Risk rating
Performing	$4,793	$1,558	$1,110	$887	$46	$14,595	$383,425	$-	$406,414
Nonperforming	-	-	70	-	-	2,532	245	-	2,847
Total Home Equity Credit Lines:	$4,793	$1,558	$1,180	$887	$46	$17,127	$383,670	$-	$409,261

Home Equity Lines of Credit:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$116	$-	$-	$116
	$-	$-	$-	$-	$-	$116	$-	$-	$116

Installments:
Risk rating
Performing	$2,846	$5,513	$2,788	$705	$123	$505	$1,028	$-	$13,508
Nonperforming	16	5	55	19	-	35	-	-	130
Total Installments	$2,862	$5,518	$2,843	$724	$123	$540	$1,028	$-	$13,638

Installments Loans:
Current-period Gross writeoffs	$-	$53	$47	$35	$4	$31	$-	$-	$170
	$-	$53	$47	$35	$4	$31	$-	$-	$170
The following tables present the aging of the amortized cost in past due loans by loan class and by region as of December 31, 2025 and 2024:

	As of December 31, 2025

New York and other states*:	30-59	60-89	90+		Total
	Days	Days	Days		30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$1,984		$1,984	$243,815	$245,799
Other	-	-	7		7	17,834	17,841
Real estate mortgage - 1 to 4 family:
First mortgages	3,174	1,790	6,830		11,794	2,782,721	2,794,515
Home equity loans	50	-	266		316	46,105	46,421
Home equity lines of credit	370	176	1,158		1,704	263,356	265,060
Installment	5	32	7		44	8,453	8,497

Total	$3,599	$1,998	$10,252		$15,849	$3,362,284	$3,378,133

Florida:	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$-		$-	$49,308	$49,308
Other	-	-	-		-	495	495
Real estate mortgage - 1 to 4 family:
First mortgages	1,683	978	2,149		4,810	1,599,899	1,604,709
Home equity loans	369	-	-		369	17,246	17,615
Home equity lines of credit	671	116	92		879	198,262	199,141
Installment	46	-	22		68	2,991	3,059

Total	$2,769	$1,094	$2,263		$6,126	$1,868,201	$1,874,327

Total:	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$1,984		$1,984	$293,123	$295,107
Other	-	-	7		7	18,329	18,336
Real estate mortgage - 1 to 4 family:
First mortgages	4,857	2,768	8,979		16,604	4,382,620	4,399,224
Home equity loans	419	-	266		685	63,351	64,036
Home equity lines of credit	1,041	292	1,250		2,583	461,618	464,201
Installment	51	32	29		112	11,444	11,556

Total	$6,368	$3,092	$12,515		$21,975	$5,230,485	$5,252,460

* Includes New York, New Jersey, Vermont and Massachusetts.
	As of December 31, 2024

New York and other states*:	30-59	60-89	90+		Total
	Days	Days	Days		30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$1,189	-	329		1,518	226,253	227,771
Other	-	-	14		14	19,130	19,144
Real estate mortgage - 1 to 4 family:
First mortgages	2,438	773	6,091		9,302	2,732,032	2,741,334
Home equity loans	15	22	318		355	42,741	43,096
Home equity lines of credit	401	-	1,267		1,668	234,271	235,939
Installment	18	19	69		106	9,779	9,885

Total	$4,061	814	8,088		12,963	3,264,206	3,277,169

Florida:	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-		-	39,529	39,529
Other	-	-	-		-	413	413
Real estate mortgage - 1 to 4 family:
First mortgages	2,037	629	1,773		4,439	1,585,790	1,590,229
Home equity loans	-	6	-		6	13,637	13,643
Home equity lines of credit	220	-	-		220	173,102	173,322
Installment	109	22	16		147	3,606	3,753

Total	$2,366	657	1,789		4,812	1,816,077	1,820,889

Total:	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$1,189	-	329		1,518	265,782	267,300
Other	-	-	14		14	19,543	19,557
Real estate mortgage - 1 to 4 family:
First mortgages	4,475	1,402	7,864		13,741	4,317,822	4,331,563
Home equity loans	15	28	318		361	56,378	56,739
Home equity lines of credit	621	-	1,267		1,888	407,373	409,261
Installment	127	41	85		253	13,385	13,638

Total	$6,427	1,471	9,877		17,775	5,080,283	5,098,058

* Includes New York, New Jersey, Vermont and Massachusetts.
At December 31, 2025 and 2024, there were no loans that were 90 days past due and still accruing interest.  As a result, non-accrual loans include all loans 90 days or more past due as well as certain loans less than 90 days past due that were placed on non-accrual status for reasons other than delinquent status.  There are no commitments to extend further credit on non-accrual or modified loans.

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu).  Other real estate owned is included in Other assets on the Consolidated Statements of Condition.  As of December 31, 2025 other real estate owned included $1.4 million of residential and commercial foreclosed properties.  In addition, non-accrual residential mortgage loans that were in the process of foreclosure had an amortized cost of $9.1 million as of December 31, 2025. As of December 31, 2024 other real estate owned included $2.2 million of residential and commercial foreclosed properties.  In addition, non-accrual residential mortgage loans that were in the process of foreclosure had an amortized cost of $8.1 million as of December 31, 2024.

Loans individually evaluated for impairment are non-accrual residential loans delinquent greater than 180 days, non-accrual commercial loans, as well as loans classified as loan modifications. As of December 31, 2025, there was no allowance for credit losses based on loans individually evaluated for impairment. Residential and installment non-accrual loans which are not loan modifications or greater than 180 days delinquent are collectively evaluated to determine the allowance for credit loss.

The following tables present the amortized cost basis in non-accrual loans by portfolio segment as of December 31, 2025 and 2024:

	As of December 31, 2025
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$1,983	$-	$1,983
Other	7	-	7
Real estate mortgage - 1 to 4 family:
First mortgages	12,241	3,705	15,946
Home equity loans	425	5	430
Home equity lines of credit	1,917	338	2,255
Installment	29	22	51
Total nonperforming loans	$16,602	$4,070	$20,672

* Includes New York, New Jersey, Vermont and Massachusetts.
	As of December 31, 2024
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$329	$-	$329
Other	14	-	14
Real estate mortgage - 1 to 4 family:
First mortgages	11,586	3,368	14,954
Home equity loans	432	94	526
Home equity lines of credit	2,653	194	2,847
Installment	108	22	130
Total non-accrual loans	15,122	3,678	18,800
Restructured real estate mortgages - 1 to 4 family	-	-	-
Total nonperforming loans	$15,122	$3,678	$18,800

* Includes New York, New Jersey, Vermont and Massachusetts.

The following tables present the amortized cost basis of loans on non-accrual status and loans past due over 89 days still accruing as of December 31, 2025 and 2024:

	As of December 31, 2025
(dollars in thousands)	Non-accrual With No Allowance for Credit Loss	Non-accrual With Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing
Commercial:
Commercial real estate	$1,983	$-	-
Other	7	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	14,324	1,622	-
Home equity loans	419	11	-
Home equity lines of credit	2,010	245	-
Installment	22	29	-
Total loans, net	$18,765	$1,907	-
	As of December 31, 2024
(dollars in thousands)	Non-accrual With No Allowance for Credit Loss	Non-accrual With Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing
Commercial:
Commercial real estate	$329	$-	-
Other	14	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	13,560	1,394	-
Home equity loans	526	-	-
Home equity lines of credit	2,724	123	-
Installment	112	18	-
Total loans, net	$17,265	$1,535	-

The non-accrual balance of $1.9 million and $1.5 million disclosed above was collectively evaluated and the associated allowance for credit losses on loans was not material as of December 31, 2025 and 2024, respectively.

A financial asset is considered collateral-dependent when the debtor is experiencing financial difficulty and repayment is expected to be provided substantially through the sale or operation of the collateral. Expected credit losses for the collateral dependent loans are based on the fair value of the collateral at the reporting date, adjusted for selling costs as appropriate.

The following tables present the amortized cost basis of individually analyzed collateral dependent loans by portfolio segment as of December 31, 2025 and 2024:

	As of December 31, 2025
	Type of Collateral
(dollars in thousands)
	Real Estate	Investment Securities/Cash	Other
Commercial:
Commercial real estate	$2,076	-	-
Other	-	-	7
Real estate mortgage - 1 to 4 family:	-	-	-
First mortgages	20,591	-	-
Home equity loans	511	-	-
Home equity lines of credit	2,561	-	-
Installment	-	-	22
Total	$25,739	-	29
	As of December 31, 2024 Type of Collateral
(dollars in thousands)	Real Estate	Investment Securities/Cash	Other
Commercial:
Commercial real estate	$429	-	-
Other	-	-	14
Real estate mortgage - 1 to 4 family:	-	-	-
First mortgages	19,928	-	-
Home equity loans	535	-	-
Home equity lines of credit	3,372	-	-
Installment	-	-	112
Total	$24,264	-	126

The Company has not committed to lend additional amounts to customers with outstanding loans that are modified.  Interest income recognized on loans that are individually evaluated was not material during the years ended December 31, 2025, 2024 and 2023.

A loan for which the terms have been modified, and for which a borrower is experiencing financial difficulties, is considered a loan modification and is classified as individually evaluated. Loan modifications at December 31, 2025 are measured at the amortized cost using the loan’s effective rate at inception or fair value of the underlying collateral if the loan is considered collateral dependent.   As of December 31, 2025 and 2024 loans individually evaluated included approximately $7.0 million and $7.0 million, respectively, of loans in accruing status that were identified as loan modifications.

Pursuant to the adoption of ASU 2022-02 - Financial Instruments - Credit Losses (Topic 326) Troubled Debt Restructuring and Vintage Disclosures (“ASU 2022-02”), a borrower that is experiencing financial difficulty and receives a modification in the form of principal forgiveness, an interest rate reduction, an other-than-insignificant payment delay or a term extension in the current period needs to be disclosed.
The following table presents the amortized cost basis of loans at December 31, 2025 and 2024 that were both experiencing financial difficulty and modified during the year ended December 31, 2025 and 2024, by class and by type of modification.  The percentage of the amortized cost basis of loans that were modified to borrowers in financial distress as compared to the amortized cost basis of each class of financing receivable is also presented below:

For the year ended:

New York and other states*:	December 31, 2025		December 31, 2024
	Payment	% of Total Class	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans	Delay	of Loans

Commercial:
Commercial real estate	$-	-	$-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:	-	-	-	-
First mortgages	391	0.01%	267	0.01%
Home equity loans	-	-	19	0.04%
Home equity lines of credit	122	0.05%	238	0.09%
Installment	-	-	-	-

Total	$513	0.02%	$524	0.02%

Florida:
	Payment	% of Total Class	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans	Delay	of Loans

Commercial:
Commercial real estate	$-	-	$-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:		-		-
First mortgages	754	0.05%	84	0.01%
Home equity loans	-	-	88	0.65%
Home equity lines of credit	-	-	70	0.04%
Installment	-	-	-	-

Total	$754	0.04%	$242	0.01%

Total
	Payment	% of Total Class	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans	Delay	of Loans

Commercial:
Commercial real estate	$-	-	$-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,145	0.03%	351	0.01%
Home equity loans	-	-	107	0.19%
Home equity lines of credit	122	0.03%	308	0.08%
Installment	-	-	-	-

Total	$1,267	0.02%	$766	0.02%

*	Includes New York, New Jersey, Vermont and Massachusetts.

The Bank monitors the performance of loans modified to borrowers experiencing financial difficulty to understand the effectiveness of its modification efforts. The following table describes the performance of loans that have been modified as of December 31, 2025 and 2024:

As of December 31, 2025

New York and other states*:		30-59	60-89	90 +
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	153	-	-	238	391
Home equity loans	-	-	-		-
Home equity lines of credit	-	-	122	-	122
Installment	-	-	-	-	-

Total	$153	$-	$122	$238	$513

Florida:		30-59	60-89	90 +
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-		-
Real estate mortgage - 1 to 4 family:
First mortgages	754	-	-	-	754
Home equity loans	-	-	-	-	-
Home equity lines of credit	-	-	-	-	-
Installment	-	-	-	-	-

Total	$754	$-	$-	$-	$754

Total		30-59	60-89	90 +
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	907	-	-	238	1,145
Home equity loans	-	-	-	-	-
Home equity lines of credit	-	-	122	-	122
Installment	-	-	-	-	-

Total	$907	$-	$122	$238	$1,267
*	Includes New York, New Jersey, Vermont and Massachusetts.
		As of December 31, 2024

New York and other states*:		30-59	60-89	90 +
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	137	49	-	81	267
Home equity loans	19	-	-		19
Home equity lines of credit	238	-	-	-	238
Installment	-	-	-	-	-

Total	$394	$49	$-	$81	$524

Florida:		30-59	60-89	90 +
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-		-
Real estate mortgage - 1 to 4 family:
First mortgages	84	-	-	-	84
Home equity loans	88	-	-	-	88
Home equity lines of credit	70	-	-	-	70
Installment	-	-	-	-	-

Total	$242	$-	$-	$-	$242

Total		30-59	60-89	90 +
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	221	49	-	81	351
Home equity loans	107	-	-	-	107
Home equity lines of credit	308	-	-	-	308
Installment	-	-	-	-	-

Total	$636	$49	$-	$81	$766

*	Includes New York, New Jersey, Vermont and Massachusetts.
The following tables describes the financial effect of the modifications made to borrowers experiencing financial difficulty:

For the year ended:

	December 31, 2025	December 31, 2024
	Weighted	Weighted
New York and other states*:	Average	Average
	Payment	Payment
(dollars in thousands)	Delay (Months)	Delay (Months)

Commercial:
Commercial real estate	$-	$-
Other	-	-
Real estate mortgage - 1 to 4 family:	-	-
First mortgages	24	15
Home equity loans	-	24
Home equity lines of credit	24	17
Installment	-	-

Total	$48	$56

	Weighted	Weighted
Florida:	Average	Average
	Payment	Payment
(dollars in thousands)	Delay (Months)	Delay (Months)

Commercial:
Commercial real estate	$-	$-
Other	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	7	12
Home equity loans	-	9
Home equity lines of credit	-	6
Installment	-	-

Total	$7	$27

	Weighted	Weighted
Total	Average	Average
	Payment	Payment
(dollars in thousands)	Delay (Months)	Delay (Months)

Commercial:
Commercial real estate	$-	$-
Other	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	31	27
Home equity loans	-	33
Home equity lines of credit	24	23
Installment	-	-

Total	$55	$83

*	Includes New York, New Jersey, Vermont and Massachusetts.
There were no commitments to lend additional funds to the borrowers and there were no charge-offs recorded against the modified loans. The Company had no allowance for credit losses recorded against these loans as of December 31, 2025 and 2024. The Company had 2 loan modifications totaling $360 thousand that had a payment default during the year ended December 31, 2025.  The Company had 13 loan modifications totaling $1.2 million that had a payment default during the year ended December 31, 2024.